Lease (Details)	Sep. 30, 2023	Jun. 30, 2021
Lease (Details) [Line Items]
Average interest rate	4.35%
Lessor lease term	3 years	3 years
Minimum [Member]
Lease (Details) [Line Items]
Lease term	2 years
Maximum [Member]
Lease (Details) [Line Items]
Lease term	3 years